Accounts Receivable, Net - Schedule of Movements of Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movements of Allowance for Credit Losses [Abstract]
Opening balance	¥ 191
Acquisition of Alpha Mind		277
Recovery	(150)	(86)
Ending balance	¥ 41	¥ 191